Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 28, 2021
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Developed World Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Developed World Bond Fund seeks total return through current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 103 of the Fund’s Prospectus and in the “Purchases” section on page 83 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (but excluding out-of-pocket costs); brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.57% for at least a one-year period commencing on October 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 103 of the Fund’s Prospectus and in the “Purchases” section on page 83 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds or other income-producing debt-related securities from developed countries. The Fund considers “developed countries” to include, but not be limited to, those countries characterized as developed by the MSCI World Index, including the United States, United Kingdom, Canada, Australia, Sweden, Denmark, Japan, Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal, and Spain, or such other countries as the portfolio managers deem to be developed.Under normal circumstances, the portfolio managers intend to invest at least 40% of the Fund’s net assets outside of the United States and in at least three different countries. A security is deemed to originate in a country if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, the country, (ii) a majority of the company’s assets are located in the country, or (iii) a majority of the company’s revenues are derived from the country. The Fund may also invest up to 20% of its net assets in equity and equity-related securities such as convertibles and debt securities with warrants. While the Fund has no policy limiting the currency in which foreign securities may be denominated, the Fund seeks to hedge its non-dollar investments back to the U.S. dollar.The portfolio managers use a process that combines a bottom-up approach to individual security selection rooted in thorough, independent research with a macro-economic overlay that determines appropriate country, asset sector, currency and industry exposure.In their bottom-up approach, the portfolio managers use both qualitative and quantitative credit analysis to consider a variety of factors, including the issuer’s experience, managerial strength, debt service capability, operating outlook, sensitivity to economic conditions, current financial condition, liquidity and access to capital, asset protection, structural issues, covenant protection, and equity sponsorship.The portfolio managers perform credit analysis and meet with prospective and purchased debt issuers. They also work closely with a team of analysts to search for the most appropriate securities to include in the Fund’s portfolio.Sector, regional and industry allocations are evaluated within a broader economic and market context and involve: (i) evaluation of the economic and interest rate environment that determines asset sector allocation and quality mix; (ii) evaluation of country and regional economic environment to support country allocation decisions; and (iii) analysis of industry weightings, including stability and growth of industries, cash flows and/or positive equity momentum.The Fund will generally consider selling a security when, in the portfolio managers’ opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/ financial targets. The Fund may also consider selling a security if, in the portfolio managers’ opinion, a superior investment opportunity arises.The Fund may use bank borrowings to increase the amount of money the Fund can invest.Securities in which the Fund may invest include: all types of bonds, debentures, mortgage-related and other asset-backed securities, investment grade debt securities, high yield securities, U.S. Government securities, foreign securities, derivatives, subordinated bank debt, private placements, preferred stocks, collective investment schemes, domestic or foreign floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. The bonds in which the Fund may invest include foreign investment grade debt (including developed market government bonds), international and domestic high yield debt (including lower-quality securities, “high yield” or “junk bonds”), U.S. investment grade corporate debt, U.S. government debt securities, and floating rate notes. The Fund may also invest in dividend-paying equity securities of companies domiciled in the United States or abroad. The portfolio managers may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions. The Fund’s average portfolio duration normally may range from zero to plus nine years. The portfolio managers may lengthen or shorten the Fund’s duration based on their outlook on interest rates and inflation. The Fund may invest in issuers of any credit quality. The Fund may also invest in securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (these are known as “restricted securities”).The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to gain exposure to equity securities by using futures contracts on securities indices, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements. The Fund may invest in credit default swaps to gain issuer exposure or to gain sector exposure. The Fund may invest in short sales of fixed-income securities and derivatives instruments.The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size.The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns and yields will vary, and you could lose money. The Fund is designed for long-term investors seeking an income-producing portfolio that includes debt securities and dividend-paying equity securities, such as common stocks. Common stocks tend to be more volatile than many other investment choices. The principal risks and special considerations associated with investing in the Fund are set forth below.Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities.A fundamental risk of fixed-income securities is interest rate risk, which is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates.Fixed-income securities are also subject to credit risk, prepayment risk, extension risk, valuation risk, and liquidity risk.•Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.•Prepayment risk is the risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause the Fund to reinvest its assets in securities with lower yields, resulting in a decline in the Fund’s income or return potential.•Extension risk is the risk that, during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally anticipated, and the value of those securities may fall, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.•Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.•Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets.High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value. High-yield/high-risk bonds are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s Ratings Services, Fitch, Inc., and Moody’s Investors Service, Inc. or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.•Europe and United Kingdom Risk The Fund is subject to certain risks related to Europe and the United Kingdom. Investments in British companies may subject the Fund to social, regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries.Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries or industry sectors, it may have a significant portion of its assets invested in securities of companies conducting similar business, or business within the same economic sector. Companies in the same industry or economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. The Fund may use derivatives for hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the ability to accurately anticipate the future value of a security. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Fund’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Fund to have higher expenses than those of other funds. In addition, due to the investment process of long and short positions, the Fund may be subject to additional transaction costs that may lower the Fund’s returns. The Fund’s use of short sales may also have a leveraging effect on the Fund’s portfolio and may increase losses and the volatility of returns.Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities and derivatives that provide exposure to foreign markets which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. Some of the risks of investing directly in foreign securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, but such investments also involve other risks.Sovereign Debt Risk. The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.Restricted Securities Risk. Securities that have limitations on their resale are referred to as “restricted securities.” Investments in restricted securities, including securities issued under Regulation S and Rule 144A, could have the effect of decreasing the Fund’s liquidity profile or preventing the Fund from disposing of them promptly at advantageous prices. Restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available.Leverage Risk. Engaging in transactions using leverage or those having a leveraging effect subjects the Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not been leveraged. Certain commodity-linked derivatives may subject the Fund to leveraged market exposure to commodities. In addition, theFund’s assets that are used as collateral to secure short sale transactions may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase collateral. There is no assurance that a leveraging strategy will be successful.Loan Risk. The Fund may invest in a variety of loans. Bank loans are obligations of companies or other entities sometimes entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged. Loans are subject to credit risk, interest rate risk, and liquidity risk.Floating Rate Obligations Risk. The Fund may invest in floating rate obligations with interest rates that reset regularly, maintaining a fixed spread over a stated reference rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations, that there may be restrictions on their transfer, or that the issuer may default. As a result, the Fund may be unable to sell floating rate obligations at the desired time or may be able to sell only at a price less than fair market value.Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns and yields will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Returns shown for periods prior to June 5, 2017, are those of Henderson Strategic Income Fund (the “Predecessor Fund”). The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund on June 2, 2017. Class A Shares and Class C Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on September 30, 2003. Class I Shares and Class R6 Shares of the Predecessor Fund commenced operations on April 29, 2011 and November 30, 2015, respectively. Class S Shares and Class T Shares of the Fund commenced operations on June 5, 2017.•The performance shown for Class A Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund and is calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.•The performance shown for Class C Shares for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund and is calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.•The performance shown for Class I Shares for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund and is calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to April 29, 2011, performance shown for Class I Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.•The performance shown for Class N Shares for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund and is calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance shown for Class N Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.•The performance shown for Class S Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.•The performance shown for Class T Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.Returns of the Fund will be different from the Predecessor Fund as they have different expenses.The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at janushenderson.com/performanceor by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:2nd Quarter 20206.81%Worst Quarter:3rd Quarter 2011– 6.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return as of the calendar quarter ended September 30, 2021 was 0.10%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/20)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The one year return is calculated to include the contingent deferred sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class A Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s primary benchmark index is Bloomberg Global Aggregate Credit Index (USD Hedged). The index is described below.•The Bloomberg Global Aggregate Credit Index (USD Hedged) is the credit component of the Bloomberg Global Aggregate Index, which provides a broad-based measure of the global investment grade fixed income markets. The credit component excludes government bonds and securitized debt.After-tax returns are calculated using distributions for the Predecessor Fund’s Class A Shares for the period prior to June 5, 2017. If Class A Shares of the Fund had been available during periods prior to June 5, 2017, the distributions used to calculate the after-tax returns may have been different. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.After-tax returns are only shown for Class A Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class A Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/performanceor by calling 1-877-335-2687.
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.82%	[1]
1 Year	rr_ExpenseExampleYear01	$ 564
3 Years	rr_ExpenseExampleYear03	754
5 Years	rr_ExpenseExampleYear05	960
10 Years	rr_ExpenseExampleYear10	1,553
1 Year	rr_ExpenseExampleNoRedemptionYear01	564
3 Years	rr_ExpenseExampleNoRedemptionYear03	754
5 Years	rr_ExpenseExampleNoRedemptionYear05	960
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,553
2011	rr_AnnualReturn2011	0.06%
2012	rr_AnnualReturn2012	13.75%
2013	rr_AnnualReturn2013	3.86%
2014	rr_AnnualReturn2014	5.61%
2015	rr_AnnualReturn2015	1.74%
2016	rr_AnnualReturn2016	5.92%
2017	rr_AnnualReturn2017	5.75%
2018	rr_AnnualReturn2018	0.37%
2019	rr_AnnualReturn2019	9.50%
2020	rr_AnnualReturn2020	9.16%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.86%)
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.57%	[1]
1 Year	rr_ExpenseExampleYear01	$ 266
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	1,743
1 Year	rr_ExpenseExampleNoRedemptionYear01	166
3 Years	rr_ExpenseExampleNoRedemptionYear03	514
5 Years	rr_ExpenseExampleNoRedemptionYear05	887
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,743
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 169
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	902
10 Years	rr_ExpenseExampleYear10	1,965
1 Year	rr_ExpenseExampleNoRedemptionYear01	169
3 Years	rr_ExpenseExampleNoRedemptionYear03	523
5 Years	rr_ExpenseExampleNoRedemptionYear05	902
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,965
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.57%	[1]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	810
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	208
5 Years	rr_ExpenseExampleNoRedemptionYear05	362
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 810
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.56%	[1]
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	701
1 Year	rr_ExpenseExampleNoRedemptionYear01	57
3 Years	rr_ExpenseExampleNoRedemptionYear03	179
5 Years	rr_ExpenseExampleNoRedemptionYear05	313
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 701
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.81%	[1]
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	259
5 Years	rr_ExpenseExampleNoRedemptionYear05	450
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,002
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.98%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.05%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.98%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2003	[2]
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Return Before Taxes | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.45%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.30%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.70%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2003	[3]
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Return Before Taxes | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.96%
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2003
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Return Before Taxes | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.46%
5 Years	rr_AverageAnnualReturnYear05	6.35%
10 Years	rr_AverageAnnualReturnYear10	5.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2003
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Return Before Taxes | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.50%
5 Years	rr_AverageAnnualReturnYear05	6.41%
10 Years	rr_AverageAnnualReturnYear10	5.65%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2003
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Return Before Taxes | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	6.15%
10 Years	rr_AverageAnnualReturnYear10	5.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2003
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.19%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.70%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.38%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2003	[2]
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.35%	[2],[4]
5 Years	rr_AverageAnnualReturnYear05	3.31%	[2],[4]
10 Years	rr_AverageAnnualReturnYear10	3.15%	[2],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%	[2],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2003	[2],[4]
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.78%
5 Years	rr_AverageAnnualReturnYear05	5.97%
10 Years	rr_AverageAnnualReturnYear10	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.78%
5 Years	rr_AverageAnnualReturnYear05	5.97%
10 Years	rr_AverageAnnualReturnYear10	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.78%
5 Years	rr_AverageAnnualReturnYear05	5.97%
10 Years	rr_AverageAnnualReturnYear10	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.78%
5 Years	rr_AverageAnnualReturnYear05	5.97%
10 Years	rr_AverageAnnualReturnYear10	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.78%
5 Years	rr_AverageAnnualReturnYear05	5.97%
10 Years	rr_AverageAnnualReturnYear10	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Class A C S I N T Shares | Janus Henderson Developed World Bond Fund | Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.78%
5 Years	rr_AverageAnnualReturnYear05	5.97%
10 Years	rr_AverageAnnualReturnYear10	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (but excluding out-of-pocket costs); brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.57% for at least a one-year period commencing on October 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[2]	Fund returns calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.